Cover	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Life360, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56424
Entity Tax Identification Number	26-0197666
Entity Address, Address Line One	539 Bryant Street
Entity Address, Address Line Two	Suite 402
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	484-5244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001581760
Amendment Flag	false
Document Period End Date	Oct. 21, 2022
Document Effective Date	Oct. 21, 2022